UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                -------------------------

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):                 [X] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Monarch Alternative Capital LP
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Address:       535 Madison Avenue
               -------------------------------------------------
               New York, NY 10022
               -------------------------------------------------

               -------------------------------------------------

Form 13F File Number: 28-12184
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Weinstock
          ----------------------------------
Title:    Managing Principal
          ----------------------------------
Phone:    (212) 554-1700
          ----------------------------------

Signature, Place, and Date of Signing:

/s/ Michael Weinstock              New York, NY              November 17, 2009
---------------------------        ------------------        ------------------
[Signature]                        [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all entries of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no entries reported are in this report, and all entries are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the entries for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                1
                                          -----------------

Form 13F Information Table Entry Total:           1
                                          -----------------

Form 13F Information Table Value Total:        26,097
                                          -----------------
                                             (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       Form 13F File Number     Name

     1         28-12185                 Monarch Debt Recovery Master Fund Ltd
     -----        -----------           ----------------------------------------

                                                      FORM 13F INFORMATION TABLE


--------------------- --------------- ----------- ----------- --------------------- ----------- --------- ------------------------
      COLUMN 1           COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
--------------------- --------------- ----------- ----------- --------------------- ----------- --------- ------------------------
   NAME OF ISSUER     TITLE OF CLASS     CUSIP       VALUE    SHRS OR    SH/   PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
                                                    (x1000)   PRN AMT    PRN   CALL DISCRETION  MANAGERS
--------------------- --------------- ----------- ----------- ---------- ----- ---- ----------- --------- ---------- -------------
                                                                                                             SOLE     SHARED  NONE
--------------------- --------------- ----------- ----------- ---------- ----- ---- ----------- --------- ---------- -------- ----
Protection One Inc       COM NEW       743663403    26,097    5,917,733   SH        DEFINED        1      5,917,733     0      0
--------------------- --------------- ----------- ----------- ---------- ----- ---- ----------- --------- ---------- -------- ----
